IDENTIFIABLE INTANGIBLE ASSET	9 Months Ended
Sep. 30, 2016
Identifiable Intangible Asset [Abstract]
Identifiable Intangible Asset [Text Block]
NOTE 6 - Identifiable intangible assets:

Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	September 30,	December 31,	September 30,	December 31,	September 30,	December 31,
	2016	2015	2016	2015	2016	2015

	(U.S. $ in millions)
Product rights	$27,637	$9,047	$6,418	$5,876	$21,219	$3,171
Trade names	262	212	46	40	216	172
Research and development in process	8,122	4,332	-	-	8,122	4,332

Total	$36,021	$13,591	$6,464	$5,916	$29,557	$7,675

Product rights and trade names are assets presented at amortized cost. These assets represent a portfolio of pharmaceutical products from various categories with a weighted average life of approximately 10 years. Amortization of intangible assets amounted to $811 million and $838 million in the nine months ended September 30, 2016 and year ended December 31, 2015, respectively, and are recorded in earnings, as relevant, under cost of sales and selling and marketing expenses, depending on the nature of the asset.

<><><>Impairment of identifiable intangible assets amounted to $564 million and $265 million in the nine months ended September 30, 2016 and year ended December 31, 2015, respectively, and are recorded in earnings under impairments, restructuring and others. See note 13.

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